Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest And Finance Costs
Interest expense (Note 6)	$ 9,531	$ 13,939
Amortization of deferred financing fees	1,162	1,287
Other	138	83
Total	$ 10,831	$ 15,309